Share-based Compensation (Details) - Employee Stock Option [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding beginning balance	2,800,000	72,318,158	75,063,552
Exercised	(1,760,000)	(69,118,158)	(2,597,400)
Forfeited		(400,000)	(147,994)
Outstanding ending balance	1,040,000	2,800,000	72,318,158
Exercisable	1,040,000
Weighted average exercise price in RMB
Outstanding begining balance	¥ 1.17	¥ 0.92	¥ 0.90
Exercised	0.01	0.96	0.45
Forfeited		0.01	0.01
Outstanding ending balance	0.01	¥ 1.17	¥ 0.92
Exercisable	¥ 0.01
Aggregate Intrinsic Value RMB
Outstanding begining balance	¥ 16,422	¥ 141,274	¥ 148,348
Outstanding ending balance	7,841	¥ 16,422	¥ 141,274
Exercisable	¥ 7,841